Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Schedule of related party transactions

	For the Year Ended December 31,
	2012	2011	2010
Amounts charged to unconsolidated joint ventures	$119,534	$125,306	$118,905
Amounts charged to properties owned by related parties	4,416	4,353	4,308